BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 8,551,558	$ 11,202,126
Foreign
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	3,734,949	5,200,507
Foreign | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 3,169,060	$ 4,825,811
Foreign | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	4.46%	4.81%
Foreign | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	0.53%	0.49%
Foreign | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 525,475	$ 231,563
Foreign | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	4.05%	3.25%
Foreign | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	1.81%	2.58%
Foreign | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 40,147	$ 138,116
Foreign | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.97%	4.75%
Foreign | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.97%	4.60%
Foreign | Corporacion Andina de Fomento (CAF)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Obligations granted by banks	$ 267	$ 5,017
Foreign | Corporacion Andina de Fomento (CAF) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.44%	2.58%
Foreign | Corporacion Andina de Fomento (CAF) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.44%	2.52%